Cover	Mar. 29, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 29, 2023
Entity File Number	000-40024
Entity Registrant Name	MicroAlgo Inc.
Entity Central Index Key	0001800392
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Unit 507, Building C
Entity Address, Address Line Two	Taoyuan Street
Entity Address, Address Line Three	Long Jing High and New Technology Jingu Pioneer Park
Entity Address, City or Town	Nanshan District
Entity Address, Country	CN
Entity Address, Postal Zip Code	518052
City Area Code	0755
Local Phone Number	88600589
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary share, $0.001 par value
Trading Symbol	MLGO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false